ACCOUNTS RECEIVABLE (Detail Textuals)	2 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($) Customers	Jan. 31, 2019 USD ($)
Revenue, Major Customer [Line Items]
Number of customers | Customers		2	2
Allowance for Doubtful Accounts Receivable, Current		$ 49,963	$ 201,647
Concentration Risk, Percentage		20.00%	20.00%
Accounts receivable		$ 403,930
Customer One | Subsequent event
Revenue, Major Customer [Line Items]
Accounts receivable				$ 568,197
Revenues	$ 154,117
Customer Two | Subsequent event
Revenue, Major Customer [Line Items]
Accounts receivable				$ 481,169
Major Customers | Net revenue
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		76.00%	76.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		28.00%
Major Customers | Net revenue | Ping Yue Jian Nan
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		25.00%
Major Customers | Net revenue | Zi Xi Tai
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		12.00%
Major Customers | Net revenue | Ge Diao Song Jian
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		11.00%
Major Customers | Net revenue | Binhai Land Purchase Co., Ltd
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			23.00%
Major Customers | Net revenue | Tianjin Jingshang Property Co., Ltd
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			21.00%
Major Customers | Net revenue | Tianjin Jiantai Real Estate Development Co., Ltd.
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			19.00%
Major Customers | Net revenue | Tianjin Binhai New City Investment Co., Ltd.
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			14.00%
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer [Line Items]
Accounts receivable		$ 230,803
Major Customers | Accounts receivable | Ping Yue Jian Nan
Revenue, Major Customer [Line Items]
Accounts receivable		62,783
Major Customers | Accounts receivable | Zi Xi Tai
Revenue, Major Customer [Line Items]
Accounts receivable		67,969
Major Customers | Accounts receivable | Ge Diao Song Jian
Revenue, Major Customer [Line Items]
Accounts receivable		$ 120,080
Major Customers | Accounts receivable | Binhai Land Purchase Co., Ltd
Revenue, Major Customer [Line Items]
Accounts receivable			$ 469,640
Major Customers | Accounts receivable | Tianjin Jingshang Property Co., Ltd
Revenue, Major Customer [Line Items]
Accounts receivable			592,788
Major Customers | Accounts receivable | Tianjin Jiantai Real Estate Development Co., Ltd.
Revenue, Major Customer [Line Items]
Accounts receivable			22,557
Major Customers | Accounts receivable | Tianjin Binhai New City Investment Co., Ltd.
Revenue, Major Customer [Line Items]
Accounts receivable			$ 196,982